Note 7 - Leases (Details Textual) $ in Millions	Apr. 29, 2022 USD ($)	May 04, 2021	Jan. 01, 2021	Mar. 31, 2022	Oct. 15, 2021 a
Minimum [Member]
Lessor, Operating Lease, Term of Contract (Year)				1 year
Maximum [Member]
Lessor, Operating Lease, Term of Contract (Year)				5 years
Ground Leases at SGR, OPF, and BNA [Member] | Minimum [Member]
Lessee, Operating Lease, Term of Contract (Year)				30 years
Ground Leases at SGR, OPF, and BNA [Member] | Maximum [Member]
Lessee, Operating Lease, Term of Contract (Year)				50 years
Lease at OPF [Member] | Subsequent Event [Member]
Payment to Purchase Ground Lease	$ 8.5
Payments of Assignment Fees	$ 1.0
Lessee, Operating Lease, Extension of Term (Year)	10 years
APA Lease [Member]
Lessee, Operating Lease, Term of Contract (Year)			41 years
Lessee, Operating Lease, Term of Contract with Extension (Year)			76 years
Option to Lease Additional Land, Exercise Term (Year)			3 years
DVT Lease [Member]
Lessee, Operating Lease, Term of Contract (Year)		40 years
Option to Lease Additional Land, Exercise Term (Year)		4 years
Addison Airport [Member]
Lessee, Operating Lease, Term of Contract (Year)					40 years
Area of Land (Acre) | a					6